PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	December 31,			Reclassifications/	December 31,
	2019	Additions	Deductions	Translations	2020
At cost:
Buildings	14,062	201	—	1,874	16,137
Leasehold improvements	1,549	31	(192)	22	1,410
Switching equipment	17,368	956	(1,921)	1,103	17,506
Telegraph, telex and data communication equipment	2,258	429	—	(675)	2,012
Transmission installation and equipment	151,752	1,050	(3,825)	10,219	159,196
Satellite, earth station and equipment	12,344	236	(2)	(2,155)	10,423
Cable network	54,423	8,280	(68)	(1,839)	60,796
Power supply	20,114	45	(311)	1,140	20,988
Data processing equipment	16,409	3	(703)	1,954	17,663
Other telecommunication peripherals	5,340	2,157	—	16	7,513
Office equipment	2,361	216	(354)	(98)	2,125
Vehicles	568	48	(104)	39	551
Other equipment	123	17	—	(72)	68
Property under construction	2,619	15,610	(8)	(15,697)	2,524
Total	301,290	29,279	(7,488)	(4,169)	318,912

	December 31,			Reclassifications/	December 31,
	2019	Additions	Deductions	Translations	2020
Accumulated depreciation and amortization:
Buildings	4,113	739	—	20	4,872
Leasehold improvements	1,091	158	(188)	—	1,061
Switching equipment	11,996	1,569	(1,921)	(23)	11,621
Telegraph, telex and data communication equipment	1,580	—	—	2	1,582
Transmission installation and equipment	79,996	11,463	(3,545)	77	87,991
Satellite, earth station and equipment	5,809	900	(1)	(2,296)	4,412
Cable network	14,237	2,509	(66)	(702)	15,978
Power supply	13,597	1,512	(309)	(43)	14,757
Data processing equipment	11,977	1,522	(708)	(11)	12,780
Other telecommunication peripherals	1,766	1,120	—	(1)	2,885
Office equipment	1,678	375	(360)	(119)	1,574
Vehicles	210	74	(70)	15	229
Other equipment	66	2	—	(21)	47
Total	148,116	21,943	(7,168)	(3,102)	159,789
Net book value	153,174				159,123

	December 31,			Reclassifications/	December 31,
	2020	Additions	Deductions	Translations	2021
At cost:
Directly acquired assets
Buildings	16,137	197	(5)	967	17,296
Leasehold improvements	1,410	45	(35)	57	1,477
Switching equipment	17,506	1,112	(1,223)	929	18,324
Telegraph, telex and data communication equipment	2,012	—	—	(429)	1,583
Transmission installation and equipment	159,196	3,829	(3,479)	6,075	165,621
Satellite, earth station and equipment	10,423	359	(15)	(239)	10,528
Cable network	60,796	8,722	(33)	(1,926)	67,559
Power supply	20,988	303	(390)	1,134	22,035
Data processing equipment	17,663	250	(314)	1,659	19,258
Other telecommunication peripherals	7,513	1,646	—	(38)	9,121
Office equipment	2,125	205	(57)	79	2,352
Vehicles	551	34	(43)	(5)	537
Other equipment	68	6	—	(27)	47
Property under construction	2,524	13,613	(29)	(13,158)	2,950
Total	318,912	30,321	(5,623)	(4,922)	338,688

	December 31,			Reclassifications	December 31,
	2020	Additions	Deductions	/ Translations	2021
Accumulated depreciation and impairment losses:
Directly acquired assets
Buildings	4,872	652	(2)	15	5,537
Leasehold improvements	1,061	132	(30)	—	1,163
Switching equipment	11,621	1,871	(1,223)	(44)	12,225
Telegraph, telex and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	87,991	11,554	(3,227)	(1,786)	94,532
Satellite, earth station and equipment	4,412	743	(16)	60	5,199
Cable network	15,978	4,210	(11)	(1,442)	18,735
Power supply	14,757	1,546	(383)	(46)	15,874
Data processing equipment	12,780	1,708	(301)	(57)	14,130
Other telecommunication peripherals	2,885	1,492	—	(47)	4,330
Office equipment	1,574	357	(57)	(8)	1,866
Vehicles	229	71	(26)	(4)	270
Other equipment	47	4	—	(11)	40
Total	159,789	24,340	(5,276)	(3,370)	175,483
Net book value	159,123				163,205

Schedule of gain on sale of property and equipment

	2019	2020	2021
Proceeds from sale of property and equipment	1,496	236	756
Net book value	(853)	(20)	(36)
Gain on sale of property and equipment	643	216	720